OTHER ASSETS AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER ASSETS AND OTHER LIABILITIES [Abstract]
OTHER ASSETS AND OTHER LIABILITIES
12	OTHER ASSETS AND OTHER LIABILITIES

a)	This item consists of the following:

	2023	2022
	S/(000)	S/(000)
Other assets -
Financial instruments:
Receivables (b)	1,523,052	1,449,079
Derivatives receivable (c)	987,663	1,478,726
Receivables from sale of investments (d)	411,599	142,765
Operations in process (e)	137,952	155,568
	3,060,266	3,226,138

Non-financial instruments:
Deferred fees (f)	1,197,457	908,399
Investment in associates (g)	748,663	726,993
Investment properties, net (h)	565,274	548,558
Income tax prepayments, net	348,578	186,372
Adjudicated assets, net	107,562	136,079
Improvements in leased premises	100,919	71,747
VAT (IGV) tax credit	86,661	58,329
Others	9,237	9,056
	3,164,351	2,645,533
Total	6,224,617	5,871,671

	2023	2022
	S/(000)	S/(000)
Other liabilities -
Financial instruments:
Accounts payable (i)	2,367,204	2,058,229
Salaries and other personnel expenses	1,082,059	930,622
Derivatives payable (c)	891,999	1,345,665
Accounts payable for acquisitions of investments (d)	448,046	153,681
Allowance for indirect loan losses, Note 7(c)	368,029	658,584
Operations in process (e)	258,197	89,480
Dividends payable	62,976	73,607
	5,478,510	5,309,868
Non-financial instruments:
Taxes	727,052	1,062,691
Provision for sundry risks (j)	661,737	624,149
Others	126,392	192,344
	1,515,181	1,879,184
Total	6,993,691	7,189,052

b)
As of December 31, 2023, the balance is mainly composed of accounts receivable from Niubiz, margin call of operations with derivates, for sale of goods and services, accounts receivable for the sale of foreign currency, operations to be settled, funds restricted by Central Bank of Reserve of Bolivia, works for taxes, accounts paid by third parties, commissions receivable, payment protection insurance premium receivable, accounts receivable from clients for stock market operations, advances to personnel, dividends receivable, rents, among others. As of December 31, 2022, the balance mainly comprises funds restricted by the Central Reserve Bank of Bolivia, margin call of operations with derivatives, taxes receivable, accounts receivable from the sale of deferred foreign currency, protection insurance premium of payments receivable, works for taxes, accounts paid by third parties, accounts receivable for the sale of goods and services, commissions receivable, receivable from clients for stock market operations, advances to personnel, operations to settle rents receivable, dividends for charge, among others.

c)
The risk in derivative contracts arises from the possibility of the counterparty failing to comply with the terms and conditions agreed and that the reference rates at which the transactions took place change.

The table below shows as of December 31, 2023, and 2022  the fair value of derivative financial instruments, recorded as an asset or a liability, together with their notional amounts and maturities. The nominal amount, recorded gross, is the amount of a derivative’s underlying asset and is the basis upon which the fair value of derivatives is measured.

		2023				2022				2023 and 2022
		Assets	Liabilities	Notional amount	Maturity	Assets	Liabilities	Notional amount	Maturity	Related instruments
		S/(000)	S/(000)	S/(000)		S/(000)	S/(000)	S/(000)
Derivatives held for trading (i) -
Foreign currency forwards		334,505	205,341	32,206,841	January 2024 / March 2026	500,348	288,857	34,224,865	January 2023 / August 2024	–
Interest rate swaps		341,898	204,775	17,471,629	January 2024 / September 2033	415,034	277,988	10,834,324	January 2023 / December 2032	–
Currency swaps		230,818	429,365	12,895,649	January 2024 / August 2033	410,439	749,420	16,000,208	January 2023 / January 2033	–
Foreign exchange options		1,104	4,002	501,189	January 2024 / March 2025	1,349	3,168	362,324	January 2023 / June 2024	–
Futures		1,187	1,618	40,428	March 2024	794	1,450	48,819	March 2023	–
		909,512	845,101	63,115,736		1,327,964	1,320,883	61,470,540
Derivatives held as hedges
Cash flow hedges (ii) -
Cross currency swaps (CCS)	15(a)(i)	13,843	25,524	815,980	January 2025	20,114	8,418	839,080	January 2025	Bonds issued
Cross currency swaps (CCS)	5(c)(i)	–	–	–	–	21,935	–	171,630	August 2026	Repurchase agreements(*)
Cross currency swaps (CCS)	15(a)(v)	1,552	–	78,969	November 2025	–	13,688	145,715	December 2023	Bonds issued
Cross currency swaps (CCS)	6(b)(i)	20,359	9,784	126,624	February 2024 / January 2025	41,746	2,123	131,382	January 2023 / January 2025	Investments
Cross currency swaps (CCS)	14(b)(ii)	–	11,253	222,540	May 2025 / June 2025	–	156	38,140	June 2025	Debts to bank
Cross currency swaps (CCS)	5(c)(ii)	–	–	–	–	14,861	–	95,350	August 2026	Repurchase agreements(*)
Cross interest rate swaps (IRS)	4(b)(i)	786	337	556,350	April 2026 / May 2026	–	–	–		Cash and due from banks
Foreign currency forwards	14(b)	57	–	54,392	June 2024	–	–	–		Debts to bank

Fair value hedges -
Interest rate swaps (IRS)	6(b)	41,554	–	778,890	March 2025 / February 2028	52,106	397	926,497	January 2023 / February 2028	Investments
		78,151	46,898	2,633,745		150,762	24,782	2,347,794
		987,663	891,899	65,749,481		1,478,726	1,345,665	63,818,334

(*)	Corresponds to investments classified at the fair value through other comprehensive income under IFRS 9 as of December 31, 2023 and 2022.

(i)
Held-for-trading derivatives are principally negotiated to satisfy customers’ needs. On the other hand, the Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IFRS 9 hedge accounting requirements. Fair value of derivatives held for trading classified by contractual maturity is as follows:

	2023						2022
	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	201,816	129,504	3,185	–	–	334,505	276,887	226,117	(2,656)	–	–	500,348
Interest rate swaps	8,870	11,790	94,681	128,141	98,416	341,898	12,395	43,395	58,726	122,943	177,575	415,034
Currency swaps	4,955	45,436	69,962	78,513	31,952	230,818	63,465	60,940	86,950	84,650	114,434	410,439
Foreign exchange options	471	592	41	–	–	1,104	153	1,163	33	–	–	1,349
Futures	1,187	–	–	–	–	1,187	794	–	–	–	–	794
Total assets	217,299	187,322	167,869	206,654	130,368	909,512	353,694	331,615	143,053	207,593	292,009	1,327,964

	2023						2022
	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	142,293	57,319	5,729	–	–	205,341	203,269	85,222	366	–	–	288,857
Interest rate swaps	20,615	20,739	48,110	36,596	78,715	204,775	8,073	37,418	45,352	62,460	124,685	277,988
Currency swaps	78,941	129,935	86,455	99,804	34,230	429,365	140,363	258,962	100,267	127,404	122,424	749,420
Foreign exchange options	1,355	2,525	122	–	–	4,002	554	2,483	131	–	–	3,168
Futures	1,618	–	–	–	–	1,618	1,450	–	–	–	–	1,450
Total liabilities	244,822	210,518	140,416	136,400	112,945	845,101	353,709	384,085	146,116	189,864	247,109	1,320,883

(ii)
The Group is exposed to variability in future cash flows on assets and liabilities in foreign currency and/or those that bear interest at variable rates. The Group uses derivative financial instruments as cash flow hedges to cover these risks.

A schedule indicating the periods when the current cash flow hedges are expected to occur and affect the consolidated statement of income, net of deferred income tax is presented below:

	2023					2022
	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cash inflows (assets)	160,643	1,742,147	–	–	1,902,790	250,835	938,513	76,280	–	1,265,628
Cash outflows (liabilities)	(153,240)	(1,749,748)	–	–	(1,902,988)	(294,548)	(934,119)	(73,232)	–	(1,301,899)
Consolidated statement of income	485	(17,192)	–	–	(16,707)	397	(7,222)	7,070	–	245

As of December 31, 2023, the accumulated balance of the unrealized result from cash flow hedges, net of the corresponding deferred income tax, results from current hedges which maintain an unrealized loss of approximately S/16.7 million and revoked hedges that maintain an unrealized gain of S/5.8 million (As of December 31, 2022, current hedges maintained an unrealized gain of approximately S/0.2 million) See in note 16(c).

d)
As of December 31, 2023 and 2022, corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled during the first days of the following month.

e)
Transactions in process include deposits received, granted and collected loans, funds transferred and other similar types of transactions, which are made in the final days of the month and not reclassified to their final accounts in the interim condensed consolidated statement of financial position until the first days of the following month. The regularization of these transactions does not affect the Group’s net income.

f)
As of December 31, 2023, the balance corresponds mainly to the payment in advance in favor of Latam Airlines Group S.A. Perú Branch for US$169.7 million, equivalent to S/629.5 million, (US$128.0 million, equivalent to S/488.4 million as of December 31, 2022) on account of the Latam Pass Miles that the Bank has been crediting to its clients for the use of credit and debit cards, and other financial products BCP Latam Pass. Customers can use these miles directly with Latam to exchange tickets, goods or services offered by them.

g)	Credicorp’s principal associate is Pacífico S.A Entidad Prestadora de Salud (Pacífico EPS), whose balance amounts to S/686.6 million and S/627.9 million as of December 31, 2023 and 2022, respectively.

h)	Investment properties -

The movement of investment properties is as follows:

	2023			2022
	Land	Buildings	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance at January 1	328,131	285,188	613,319	526,935
Additions (i)	–	25,034	25,034	87,132
Disposals and others	14,486	(13,146)	1,340	(748)
Ending Period	342,617	297,076	639,693	613,319

Accumulated depreciation
Balance at January 1	–	63,351	63,351	56,412
Depreciation for the period	–	8,115	8,115	7,107
Disposals and others	–	1,543	1,543	(168)
Ending Period	–	73,009	73,009	63,351

Impairment losses (ii)	689	721	1,410	1,410

Net carrying amount	341,928	223,346	565,274	548,558

Land and buildings are mainly used for office rental, which are free of all encumbrances.

(i)
As of December 31, 2023, the Group has made disbursements for the acquisition of land and real estate for S/25.0 million. As of December 31, 2022, the Group has made disbursements for property improvements for S/87.1 million.

(ii)	The Group’s Management has determined that the recoverable value of its investment properties is greater than their net carrying amount.

As of December 31, 2023, and 2022, the market value of the properties amounts to approximately S/1,235.2 million and S/1,206.5 million, respectively; which was determined through a valuation made by an independent appraiser.

i)
As of December 31, 2023, and 2022, the balance corresponds mainly to accounts payable to suppliers, accounts payable to client investors in stock exchange, for accounts payable to policyholders, account payable to intermediaries, accounts payable for premiums to the deposit insurance fund, dividend payable to minor shareholders, accounts payable for foreign exchange sale, interbank operations to be settled with the BCRP, among others.

j)	The movement of the provision for sundry risks for the years ended December 31, 2023, 2022 and 2021 was as follows:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Balance at the beginning of the year	624,149	614,012	514,382
Provision, note 25	95,873	43,846	70,824
Increase (decrease), net	(58,285)	(33,709)	28,806
Balances at the end of the year	661,737	624,149	614,012

Because of the nature of its business, the Group has various pending lawsuits, which provisions are recorded when, in Management’s and its in-house legal advisors opinion, it is likely that these may result in an additional liability and such amount can be reliably estimated. Regarding lawsuits against the Group which have not been recorded as a provision, in Management’s and its in-house legal advisors opinion, they will not result in an additional liability other than those recorded previously and they will not have a material effect on the Group’s consolidated financial statements.